Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) t	Jun. 30, 2019 USD ($)	Jun. 30, 2021 AUD ($) t	Jun. 30, 2021 GBP (£) t	Jun. 30, 2021 EUR (€) t	Jun. 30, 2021 USD ($) t	Jun. 30, 2021 CLP ($) t
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 23,605					$ 17,087
Transfer between fair value hierarchy categories	$ 0
Percentage of borrowings exposed to floating interest rate	82.00%	87.00%
Weighted average interest rate payable	USD LIBOR + 2.18 per cent	USD LIBOR + 2.95 per cent
Debt instrument variable interest rate spread		2.95%		2.18%	2.18%	2.18%	2.18%	2.18%
Fair value change on derivatives	$ 145	$ 422	$ 8
Loans received from bank							$ 2,300
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 47					$ 7
Notional value							16,810
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount				$ 0.01	£ 0.01	€ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 12					$ 21
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 8					$ 26
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value		159					138
Commodity price risk [member] | Significant financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value		180					$ 121
Fair value change on derivatives	$ 59	$ 22
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage		10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t		301		254	254	254	254	254
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 134					$ 166
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		3,019					3,018
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 4,114					$ 4,052